DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 13, 2026	Apr. 30, 2025	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2025	Aug. 14, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from IPO					$ 172,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.00	$ 1.00
Proceeds from Issuance of Warrants					$ 468,608
Investment government treasury maturity days		185 days
Transaction costs				$ 10,931,212	10,931,212
Cash underwriting fees				1,725,000	1,725,000
Payments for Underwriting Expense				1,725,000	1,725,000
Deferred underwriting fees				6,900,000	6,900,000
Other offering costs				$ 581,212	$ 581,212
Percentage of aggregate fair market value of asset				80.00%	80.00%
Business acquisition percentage of voting interests to be acquired on post transaction				5000.00%	5000.00%
Shares issued price per share		$ 10.00		$ 10.00	$ 10.00
Redemption of percentage of common stock included in units sold in offering				1500.00%	1500.00%
Share price				$ 10.00	$ 10.00
Interest to pay liquidation expenses				$ 100,000	$ 100,000
Working capital surplus				634,013	1,037,010
Due from Sponsor						$ 1,221,540
Warrant description		Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (the “Public Warrants”).
Investors rollover equity rate	100.00%
Cash and cash equivalents				$ 614,066	$ 1,060,921
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.00	$ 1.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				5,450,000	5,450,000
Proceeds from Issuance of Warrants				$ 5,450,000	$ 5,450,000
Payments for Underwriting Expense				$ 1,725,000	$ 1,725,000
Private Placement Warrants [Member] | Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				258,750	258,750
Private Placement Warrants [Member] | Representatives [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Purchase of Assets				1,466,250	1,466,250
Private Placement Warrants [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				3,725,000	3,725,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		17,250,000
Sale of stock value		$ 172,500,000
Due were proceed by sponsor		$ 1,602,224
IPO [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					5,450,000
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.50	$ 11.50
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		2,250,000
Proceeds from IPO		$ 172,500,000
Public Warrants [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant, Number of securities called by warrant		1